UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2015 to December 31, 2015.
Date of Report (Date of earliest event reported): February 3, 2016
BMW FINANCIAL SERVICES NA, LLC1
(Exact name of securitizer as specified in its charter)

025-00113 (Commission File Number of Securitizer)	0001541188 (Central Index Key Number of Securitizer)

Mark Redman, Corporate Counsel, (201) 307-3610
____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

[1]	BMW Financial Services NA, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including asset-backed securities registered by the following affiliated registrants:
(i)	auto loan — BMW FS Securities LLC (Commission File Numbers 333-159922 and 333-182371; Central Index Key Number 0001136586); and
(ii)	auto lease — BMW Auto Leasing LLC (Commission File Numbers 333-166296 and 333-187614; Central Index Key Number 0001126530).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 3, 2016
BMW FINANCIAL SERVICES NA, LLC
(Securitizer)
By: /s/ Neal Crouch
Name: Neal Crouch
Title: Vice President - Finance & CFO (Interim)